CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income for the year	$ 46,361	$ 34,728	$ 26,572
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles	13,519	11,635	11,962
Gain from sale of subsidiary, net (Appendix A)			(951)
Gains in respect of trading marketable securities	(397)	(115)	(666)
Increase in liability for employee rights upon retirement	1,025	890	717
Share in losses (gains) of affiliated companies, net	(8,520)	449	2,439
Deferred income taxes	(516)	(1,114)	(85)
Capital gain on sale of property and equipment, net	(1)	(52)	(31)
Decrease (increase) in accounts receivable	(4,769)	(4,552)	117
increase in other current and non-current assets	(11,517)	(5,033)	(879)
Decrease (increase) in inventories	1,632	(1,424)	(658)
Increase (decrease) in accounts payable	3,751	5,884	(1,176)
Increase (decrease) in deferred revenues	2,238	(1,122)	(246)
Increase (decrease) in other current and non-current liabilities	1,101	1,298	(1,201)
Net cash provided by operating activities	43,907	41,472	35,914
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(844)	(644)	(804)
Capital expenditures	(16,159)	(13,645)	(18,724)
Investment in affiliated company	(900)	(8,920)	(5,966)
Investment in marketable securities	(8,623)	(3,154)	(11)
Repayment of loans from affiliated companies	6,982	1,512
Proceeds from (Investment in) long - term deposit	450	16	(341)
Investments in other companies	(1,274)
Proceeds from sale of property and equipment	315	342	406
Sale of marketable securities	5,368	4,633
Sale of subsidiary (Appendix A)			(266)
Net cash used in investment activities	(14,685)	(19,860)	(25,706)
Cash flows from financing activities
Short term credit from banking institutions, net	23	(152)	160
Dividend paid	(22,645)	(17,088)	(17,590)
Dividend paid to non-controlling interests	(1,644)	(994)	(1,229)
Net cash used in financing activities	(24,266)	(18,234)	(18,659)
Effect of exchange rate changes on cash and cash equivalents	863	693	(2,951)
Net increase (decrease) in cash and cash equivalents	5,819	4,071	(11,402)
Balance of cash and cash equivalents at beginning of year	31,087	27,016	38,418
Balance of cash and cash equivalents at end of year	36,906	31,087	27,016
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	373	224
Dividends declared	4,994	4,193	3,128
Working capital (excluding cash and cash equivalents), net			(1,797)
Receivables from Sale of Subsidiary			582
Funds in respect of employee rights upon retirement			250
Property and equipment, net			23
Liability for employee rights upon retirement			(275)
Gain from sale of subsidiary			951
Sale of subsidiary			(266)
Supplementary disclosure of cash flow information
Interest paid	2,651	324	203
Income taxes paid, net of refunds	$ 22,891	$ 17,699	$ 10,181